Derivative Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Derivative [Line Items]
Existing net losses in accumulated other comprehensive loss expected to be reclassified to earnings	$ 40,196
Decrease in derivative asset and liability, offsetting	$ 139	$ 2,272
Maximum | Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Foreign exchange forward contracts, maturity	12 months
Cash Flow Hedging | Maximum | Interest Rate Swap
Derivative [Line Items]
Derivative maturity date	2023-10